Nature of the Business - Additional Information (Detail) $ in Thousands			12 Months Ended
	Jun. 09, 2023 USD ($)	May 19, 2023 USD ($)	Dec. 31, 2023 USD ($)	Oct. 31, 2023 Number	Jul. 31, 2023	Dec. 31, 2022 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accumulated deficit			$ (477,275)			$ (489,432)
Cash and cash equivalents			98,020			$ 92,563
Gain loss on recognize assets sales		$ 83,736	3,764
Reduction in workforce, percentage					50.00%
Company workforce reduction | Number				11
Asset Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash payment of closing the transaction		$ 87,500
Gain loss on recognize assets sales	$ 83,736		$ 3,764
Company workforce reduction | Number				8